                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:         811-07154

Exact Name of Registrant
(as specified in charter):    Cohen & Steers Total Return Realty Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2005






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Item 1. Schedule of Investments

--------------------------------------------------------------------------------
                  COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD(a)
                                                  ---------   ------------   ------------
EQUITIES                                 97.71%(b)
  COMMON STOCK                           77.49%
    DIVERSIFIED                           7.80%
         Colonial Properties Trust..............    82,100    $  3,153,461       7.03%
         Crescent Real Estate Equities Co.......    97,600       1,594,784       9.18
         iStar Financial........................    36,900       1,519,542       7.12
         Vornado Realty Trust...................    97,700       6,767,679       4.39
                                                              ------------
                                                                13,035,466
                                                              ------------
    HEALTH CARE                          10.42%
         Health Care Property Investors.........   217,000       5,092,990       7.16
         Healthcare Realty Trust................    31,100       1,133,284       7.14
         Health Care REIT.......................    27,600         883,200       7.50
         Nationwide Health Properties...........   161,800       3,269,978       7.32
         Ventas.................................   281,700       7,031,232       5.77
                                                              ------------
                                                                17,410,684
                                                              ------------
    HOTEL                                 1.17%
         Hospitality Properties Trust...........    38,700       1,562,706       7.13
         Strategic Hotel Capital................    27,300         401,310       5.99
                                                              ------------
                                                                 1,964,016
                                                              ------------
    INDUSTRIAL                            1.46%
         First Industrial Realty Trust..........    64,700       2,447,601       7.35
                                                              ------------
    MORTGAGE                              1.87%
         Newcastle Investment Corp..............   105,527       3,123,599       8.45
                                                              ------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on the net assets of the fund.

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--------------------------------------------------------------------------------
                  COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD
                                                  ---------   ------------   ------------
    OFFICE                               25.56%
         Arden Realty...........................   160,000    $  5,416,000       5.97%
         Brandywine Realty Trust................   184,900       5,251,160       6.20
         CarrAmerica Realty Corp................   155,100       4,893,405       6.34
         Equity Office Properties Trust.........   179,400       5,405,322       6.64
         HRPT Properties Trust..................   152,700       1,818,657       7.05
         Kilroy Realty Corp.....................    56,600       2,315,506       4.99
         Mack-Cali Realty Corp..................   150,800       6,386,380       5.95
         Maguire Properties.....................    93,000       2,220,840       6.70
         Prentiss Properties Trust..............   165,300       5,646,648       6.56
         Reckson Associates Realty Corp.........   110,000       3,377,000       5.53
                                                              ------------
                                                                42,730,918
                                                              ------------
    OFFICE/INDUSTRIAL                     3.17%
         Liberty Property Trust.................   135,600       5,295,180       6.25
                                                              ------------
    RESIDENTIAL                          12.81%
       APARTMENT                         12.63%
         American Campus Communities............    19,400         407,400       6.43
         Archstone-Smith Trust..................   152,900       5,215,419       5.04
         AvalonBay Communities..................    69,900       4,675,611       4.25
         Camden Property Trust..................    53,500       2,516,105       5.40
         Education Realty Trust.................    30,300         503,889       7.16
         GMH Communities Trust..................    49,900         584,329       7.77
         Gables Residential Trust...............   122,900       4,092,570       7.24
         Home Properties........................    47,000       1,823,600       6.49
         Mid-America Apartment Communities......    35,400       1,292,100       6.41
                                                              ------------
                                                                21,111,023
                                                              ------------
       MANUFACTURED HOME                  0.18%
         Affordable Residential Communities.....    24,300         307,395       9.88
                                                              ------------
         TOTAL RESIDENTIAL......................                21,418,418
                                                              ------------
    SELF STORAGE                          1.02%
         Extra Space Storage....................    43,300         584,550       6.74
         Sovran Self Storage....................     6,200         245,706       6.11
         U-Store-It Trust.......................    50,000         870,000       6.44
                                                              ------------
                                                                 1,700,256
                                                              ------------

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                                       3

--------------------------------------------------------------------------------
                  COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD
                                                  ---------   ------------   ------------
    SHOPPING CENTER                      12.21%
       COMMUNITY CENTER                   2.85%
         Cedar Shopping Centers.................    35,400    $    504,096       6.32%
         Heritage Property Investment Trust.....    51,300       1,522,584       7.08
         Inland Real Estate Corp. ..............    12,800         192,384       6.25
         Kramont Realty Trust...................    69,500       1,626,300       5.56
         Urstadt Biddle Properties -- Class A...    60,000         915,000       5.77
                                                              ------------
                                                                 4,760,364
                                                              ------------
       REGIONAL MALL                      9.36%
         CBL & Associates Properties............    39,700       2,838,947       4.54
         Glimcher Realty Trust..................    95,500       2,263,350       8.11
         Macerich Co. ..........................   107,500       5,727,600       4.88
         Mills Corp. ...........................    91,100       4,819,190       4.74
                                                              ------------
                                                                15,649,087
                                                              ------------
         TOTAL SHOPPING CENTER..................                20,409,451
                                                              ------------
              TOTAL COMMON STOCK
                (Identified
                cost -- $80,730,711)............               129,535,589
                                                              ------------
  PREFERRED STOCK                        20.22%
    DIVERSIFIED                           1.30%
         Colonial Properties Trust, 8.125%,
            Series D............................    14,600         369,672       8.02
         Crescent Real Estate Equities Co.,
            6.75%, Series A (Convertible).......    71,500       1,538,680       7.84
         iStar Financial, 7.80%, Series F.......    10,000         258,500       7.54
                                                              ------------
                                                                 2,166,852
                                                              ------------
    HEALTH CARE                           3.08%
         Health Care REIT, 7.625%, Series F.....    17,000         425,000       7.62
         Nationwide Health Properties, 7.677%,
            Series P............................    47,000       4,726,438       7.63
                                                              ------------
                                                                 5,151,438
                                                              ------------

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--------------------------------------------------------------------------------
                  COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD
                                                  ---------   ------------   ------------
    HOTEL                                 0.31%
         FelCor Lodging Trust, 9.00%,
            Series B............................     2,900    $     74,530       8.84%
         Host Marriott Corp., 10.00%,
            Series C............................     3,500          89,565       9.77
         Host Marriott Financial Trust, 6.75%,
            QUIPS(a) (Convertible)..............     3,200         178,800       5.88
         Sunstone Hotel Investors, 8.00%,
            Series A............................     7,000         174,650       8.00
                                                              ------------
                                                                   517,545
                                                              ------------
    INDUSTRIAL                            0.32%
         EastGroup Properties, 7.95%,
            Series D............................    21,000         538,230       7.77
                                                              ------------
    OFFICE                                3.68%
         Alexandria Real Estate Equities, 9.10%,
            Series B............................    13,900         365,709       8.74
         HRPT Properties Trust, 8.75%,
            Series B............................    52,800       1,411,344       8.18
         Highwoods Properties, 8.625%,
            Series A............................     4,300       4,380,625       8.47
                                                              ------------
                                                                 6,157,678
                                                              ------------
    RESIDENTIAL -- APARTMENT              3.13%
         Apartment Investment & Management Co.,
            9.375%, Series G....................   113,200       3,011,120       8.81
         Apartment Investment & Management Co.,
            10.10%, Series Q....................    25,000         654,500       9.64
         Apartment Investment & Management Co.,
            10.00%, Series R....................    18,100         476,030       9.51
         Mid-America Apartment Communities,
            8.30%, Series H.....................    17,300         444,610       8.07
         Post Properties, 8.50%, Series A.......    11,000         638,000       7.33
                                                              ------------
                                                                 5,224,260
                                                              ------------
    SHOPPING CENTER                       8.40%
       COMMUNITY CENTER                   1.04%
         Cedar Shopping Centers, 8.875%,
            Series A............................    10,000         262,500       8.45
         Developers Diversified Realty Corp.,
            8.60%, Series F.....................     1,600          42,064       8.18
         Ramco-Gershenson Property Trust, 9.50%,
            Series B............................    11,600         312,330       8.85
         Saul Centers, 8.00%, Series A..........    26,800         679,648       7.89
         Urstatdt Biddle Properties, 8.50%,
            Series C............................     4,000         440,000       7.73
                                                              ------------
                                                                 1,736,542
                                                              ------------


(a) QUIPS Quarterly Income Preferred Securities

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


--------------------------------------------------------------------------------
                  COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                   NUMBER                      DIVIDEND
                                                  OF SHARES      VALUE          YIELD
                                                  ---------   ------------   ------------
       REGIONAL MALL                      7.36%
         CBL & Associates Properties, 8.75%,
            Series B............................    13,000    $    697,580       8.15%
         CBL & Associates Properties, 7.75%,
            Series C............................    13,000         331,500       7.60
         Glimcher Realty Trust, 8.125%,
            Series G............................    16,000         401,600       8.09
         Mills Corp., 9.00%, Series B...........    73,800       1,948,320       8.56
         Mills Corp., 9.00%, Series C...........    25,000         654,000       8.60
         Mills Corp., 8.75%, Series E...........    26,000         679,120       8.37
         Pennsylvania Real Estate Investment
            Trust, 11.00%, Series A.............    55,400       3,238,130       9.41
         Simon Property Group, 8.375%,
            Series J............................    13,000         845,000       6.44
         Taubman Centers, 8.30%, Series A.......   139,500       3,518,190       8.23
                                                              ------------
                                                                12,313,440
                                                              ------------
         TOTAL SHOPPING CENTER..................                14,049,982
                                                              ------------
              TOTAL PREFERRED STOCK
                (Identified
                cost -- $29,488,939)............                33,805,985
                                                              ------------
              TOTAL EQUITIES (Identified
                cost -- $110,219,650)...........               163,341,574
                                                              ------------

                                                    PRINCIPAL
                                                      AMOUNT
                                                    ----------
COMMERCIAL PAPER                            1.67%
         Prudential FDG Corp., 2.12%, due
            04/01/05
            (Identified cost -- $2,797,000)......   $2,797,000      2,797,000
                                                    ----------   ------------
TOTAL INVESTMENTS (Identified
  cost -- $113,016,650).................   99.38%                 166,138,574(a)
OTHER ASSETS IN EXCESS OF LIABILITIES...    0.62%                   1,034,693
                                          ------                 ------------
NET ASSETS (Equivalent to $18.07 per
  share based on
  9,249,159 shares of capital stock
  outstanding)..........................  100.00%                $167,173,267
                                          ------                 ------------
                                          ------                 ------------

-------------------
(a) At March 31, 2005, net unrealized appreciation was $53,121,924 based on cost for federal income tax purposes of $113,016,650. This consisted of aggregate gross unrealized appreciation on investments of $53,257,277 and aggregate gross unrealized depreciation on investments of $135,353.

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                                       6

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert H. Steers                          By:  /s/ Martin Cohen
    --------------------------------                   ---------------------------------------
        Name: Robert H. Steers                             Name: Martin Cohen
        Title: Chairman, Secretary                         Title: President, Treasurer
               and principal executive officer                    and principal financial officer

        Date: May 27, 2005

                                        8